Provisions	12 Months Ended
Dec. 31, 2022
Provisions [Abstract]
Provisions
16.

Provisions
Reclamation Waste disposal Total
Beginning of year $ 1,126,969 $ 9,405 $ 1,136,374
Changes in estimates and discount rates [note 9]
Capitalized in property, plant and equipment (116,395) - (116,395)
Recognized in earnings [note 9] 22,944 1,564 24,508
Acquisitions [note 6] 2,528 - 2,528
Provisions used during the period (27,159) (1,333) (28,492)
Unwinding of discount [note 20] 28,681 298 28,979
Effect of movements in exchange rates 23,528 - 23,528
End of period $ 1,061,096 $ 9,934 $ 1,071,030
Current $ 46,004 $ 2,301 $ 48,305
Non-current 1,015,092 7,633 1,022,725
$ 1,061,096 $ 9,934 $ 1,071,030
The reclamation provision decreased by $ 90,923,000

due largely to an increase in risk-free nominal and implied inflation rates during the year.
A.

Reclamation provision
Cameco's estimates of future decommissioning obligations are based on reclamation standards that satisfy regulatory requirements. Elements of uncertainty in estimating these amounts include potential changes in regulatory requirements, decommissioning and reclamation alternatives and amounts to be recovered from other parties.
Cameco estimates total undiscounted future decommissioning and reclamation costs for its existing operating assets to be
$ 1,356,092,000

(2021 - $
1,100,378,000 ). The expected timing of these outflows is based on life-of-mine plans with the majority of expenditures expected to occur after 2028 . These estimates are reviewed by Cameco technical personnel as required by regulatory agencies or more frequently as circumstances warrant. In connection with future decommissioning and reclamation costs, Cameco has provided financial assurances of $ 1,035,348,000

(2021 - $
1,007,009,000 ) in the form of letters
of credit to satisfy current regulatory requirements.
The reclamation provision relates to the following segments:
2022 2021
Uranium $ 870,877 $ 900,482
Fuel services 190,219 226,487
Total $ 1,061,096 $ 1,126,969
B.

Waste disposal
The fuel services segment consists of the Blind River refinery, Port Hope conversion facility and Cameco Fuel Manufacturing
Inc.. The refining, conversion and manufacturing processes generate certain uranium contaminated waste. These include contaminated combustible material (paper, rags, gloves, etc.) and contaminated non-combustible material (metal parts, soil from excavations, building and roofing materials, spent uranium concentrate drums, etc.). These materials can in some instances be recycled or reprocessed. A provision for waste disposal costs in respect of these materials is recognized when they are generated.
Cameco estimates total undiscounted future costs related to existing waste disposal to be $ 8,919,000

(2021 - $
8,169,000 ).
The majority of these expenditures are expected to occur within the next four years.